PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Software and electronic equipment	11,792	11,670
Buildings	4,896	4,763
Leasehold improvements	13,082	11,312
Total	29,770	27,745
Less: accumulated depreciation	(20,990)	(20,860)
Construction in progress	149	13
Property, plant and equipment, net	8,929	6,898

The Group has recorded depreciation expenses of US$6,153, US$5,196 and US$2,571 during the years ended December 31, 2022, 2023 and 2024, respectively. No impairment was recorded during the years ended December 31, 2022, 2023 and 2024.